Subsequent events (Details)	1 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Subsequent events
Deposits to institutional cooperators, net		$ 139,145,346	¥ 907,923,380	¥ 518,720,216
Subsequent Event | Dragonfly Ventures II, L.P.
Subsequent events
Deposits to institutional cooperators, net	$ 10,000,000
Capital contribution by owner	7,000,000
Subsequent Event | IOSG FUND II, L.P.,
Subsequent events
Deposits to institutional cooperators, net	3,000,000
Capital contribution by owner	$ 3,000,000